                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-4975
--------------------------------------------------------------------------------
                       MFS GOVERNMENT MARKETS INCOME TRUST
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Stephen E. Cavan
                    Massachusetts Financial Services Company
                               500 Boylston Street
                           Boston, Massachusetts 02116
--------------------------------------------------------------------------------
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
--------------------------------------------------------------------------------
                   Date of fiscal year end: November 30, 2002
--------------------------------------------------------------------------------
                     Date of reporting period: May 31, 2003
--------------------------------------------------------------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

[logo] M F S(R)
INVESTMENT MANAGEMENT

                     MFS(R) GOVERNMENT
                     MARKETS INCOME TRUST

                     SEMIANNUAL REPORT o MAY 31, 2003

TABLE OF CONTENTS

Letter from the Chairman ..................................................  1
Management Review .........................................................  4
Performance Summary .......................................................  7
Portfolio of Investments ..................................................  9
Financial Statements ...................................................... 14
Notes to Financial Statements ............................................. 18
Trustees and Officers ..................................................... 26


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NOT FDIC INSURED                 AY LOSE VALUE                NO BANK GUARANTEE
     NOT A DEPOSIT            NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
-------------------------------------------------------------------------------

LETTER FROM THE CHAIRMAN

[Photo of Jeffrey L. Shames]
    Jeffrey L. Shames

Dear Shareholders,

Our firm was built on the philosophy that bottom-up fundamental research is the best means of achieving superior long-term investment performance. When you're managing billions of dollars for investors, we think you have an obligation to have in-depth, firsthand knowledge of every company owned, anywhere in the world.

We have structured our equity and fixed-income investment teams to capitalize on the strength of our investment process and the global reach of our analysts based around the world. Our global research team is composed of 45 equity research analysts, 27 based in the United States and 18 based abroad, and 26 credit research analysts. Each analyst is assigned one or more specific industries and then charged with identifying the most attractive investment ideas within these industries. Our U.S. and non-U.S. equity research analysts are unified into one team that emphasizes a collaborative process in analyzing securities around the globe. Credit analysts also share their expertise in each segment of the fixed-income market and work as part of the same team ensuring that every member has access to information that may have a material effect on their investment decisions. As MFS(R) continues to grow and as markets become more complex, we believe our structure will enable us to maintain a consistent investment process with the goal of providing strong, long-term investment performance across market capitalizations, investment disciplines, and country borders for our investors.

THINKING GLOBALLY
More companies than ever compete globally and, therefore, we must make investment decisions knowing what is occurring outside of a company's local market. This trend plays to the strength of our environment of collaboration between our analysts and portfolio managers around the globe. The analysts know the most details about individual companies in specific industries and geographic regions. The portfolio managers have broader, cross-industry insights and a wider perspective on companies and industries. Our goal is to make sure those two sets of perspectives coordinate and work well together. As the world's markets become more interdependent, we believe our collaborative environment allows us to produce solid investment ideas for our portfolios.

BUILDING A NETWORK
Simply put, we believe our structure assures that our analysts maintain their peripheral vision rather than becoming too immersed in a specific segment of the market. We do not believe that analysts and portfolio managers -- no matter how talented they may be -- can succeed by working in a vacuum. Through the latest technology available, our entire research team meets frequently via video and telephone teleconferences, e-mail, and PDAs (personal digital assistants). When we hire new analysts, we require them to spend an average of one year in Boston to learn MFS' culture and to build relationships with their peers. We believe the interaction among our analysts is the key to making our collaborative process work toward delivering superior long-term investment performance for our investors. Our analysts work out of four research offices in Boston, London, Singapore, and Tokyo, and are assigned to specific regions and industries. They meet regularly with their colleagues to discuss world trends affecting the companies they cover.

In addition, our equity and fixed-income analysts often visit company managements as a team. This collaboration is vital because of the different perspectives they bring to their analysis. Because a company's stock price has tended to follow its earnings over time, our equity research analysts tend to focus on gauging earnings potential, a company's position within its industry, and its ability to grow its market share. Conversely, our fixed-income analysts will look at stability of a company's cash flow, the value of its assets, and its capital structure to gauge whether the company can generate enough free cash flow to pay off its debt. As a result of their collaboration, we believe we're able to see a more complete view of a company.

WORKING TOGETHER
Our portfolio managers also work closely with the analysts to select the most appropriate securities for their portfolios from the various recommendations made by the analysts. Opinions are exchanged and ideas are challenged so that each member of our team is involved in our investment process. In fact, our portfolio managers will be the first ones to tell you that many of their best ideas start with the research analysts. We believe our collaborative approach also provides us with an effective way to assess risk. Our portfolio managers are not discouraged from taking on an appropriate level of risk; however, we have rigorous guidelines to assure that the level of risk is measured and monitored and consistent with the investment philosophies of each of our portfolios. All told, we believe our culture empowers the members of our investment team to continue to do their best work and allows them to make better investment decisions.

As always, we appreciate your confidence in MFS and welcome any questions or comments you may have.

    Respectfully,

/s/ Jeffrey L. Shames

    Jeffrey L. Shames
    Chairman
    MFS Investment Management(R)

    June 20, 2003

The opinions expressed in this letter are those of MFS and no forecasts can be guaranteed.

MANAGEMENT REVIEW

[Photo of Peter C. Vaream]
    Peter C. Vaream

Dear Shareholder,
For the six months ended May 31, 2003, the trust provided a total return of 7.41% based on its beginning and ending stock market prices and assuming the reinvestment of any distributions paid during the period. The trust's total return, based on its net asset value (NAV) was 6.00%. The trust's results compare with returns over the same period for the following benchmarks: 4.65% for the Salomon Brothers World Government Bond Index Non-dollar Hedged and 4.56% for the Lehman Brothers Government/Mortgage Index. The Lehman Brothers Government/Mortgage Index measures the performance of the government and mortgage securities markets. The Salomon Brothers World Government Bond Index Non-dollar Hedged is a measure of government bond markets around the world.

MARKET ENVIRONMENT
During the fourth quarter of 2002 and continuing through the end of May 2003, economic growth worldwide continued to be anemic. That environment kept U.S. interest rates low. It also caused the European Central Bank (ECB) to cut its interest rates twice as the ECB sought to provide a boost for economic activity in that region.

SOLID RETURNS FROM INTERNATIONAL BONDS, CURRENCY POSITIONS, AND TREASURY INFLATION PROTECTED SECURITY (TIPS) The trust outperformed its two benchmark indices because of its holdings in foreign government bonds, its foreign-currency-denominated holdings, and U.S. Treasury Inflation-indexed Notes.

Throughout the period, we added to our international holdings. As a result, the trust benefited from the increased income those securities provided (relative to lower yielding U.S. Treasury securities). (The principal value and interest on Treasury securities are guaranteed by the U.S. government if held to maturity.) and from the capital appreciation that occurred when the ECB cut interest rates.

We chose to leave between 2% to 4% of the trust's international holdings denominated in the euro, a decision that proved to be beneficial to the trust. Although currency represented a small portion of the trust's investments, currency gains made throughout the period made a significant difference in the trust's total return. To illustrate the magnitude of the euro's currency appreciation, the euro was worth approximately $1.00 on December 1, 2002 and rose to nearly $1.20 before settling back to $1.18 at the end of the period. The value of euro-denominated trust holdings rose as the euro appreciated against the U.S. dollar.

A Treasury Inflation-indexed Note, commonly known as a Treasury Inflation Protected Security (TIPS), is issued by the U.S. Treasury with an accrual factor that adjusts to reflect changes in inflation (as measured by the consumer price index (CPI)). Because oil and gas prices are part of the CPI, changes in the price of those commodities influence TIPS' valuations. In the months leading up to the war with Iraq, oil and gas prices rose, TIPS' prices increased, in anticipation of future CPI increases. When the war ended, oil prices pulled back somewhat. As a result, TIPS' values declined but still ended at a higher level than they were at the beginning of the period.

UNDERWEIGHTED MORTGAGE POSITION DAMPENED RESULTS
The trust's slight underweighting in mortgage-backed securities acted as a drag on trust performance. Continued strength in the mortgage market pushed prices higher throughout the period. Although we did not own enough of these securities to benefit fully from that strength, the mortgage-backed securities we did own performed well.

    Sincerely,

/s/ Peter C. Vaream

    Peter C. Vaream
    Portfolio Manager

Note to shareholders: Effective in May 2003, the JP Morgan Non-Dollar Government Bond Index and Lehman Brothers Government Bond Index have been replaced by the Salomon Brothers World Government Bond Index Non-dollar Hedged and the Lehman Brothers Government/Mortgage Index.

Important note to shareholders: Effective May 1, 2002, the trust, under normal market conditions, invests at least 80% of its net assets in U.S. and non-U.S. government securities. However, the trust expects, under normal conditions, to invest at least 65% of its assets in U.S. government securities.

The opinions expressed in this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed. Past performance is no guarantee of future results.

It is not possible to invest directly in an index.

The portfolio is actively managed, and current holdings may be different.

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   PORTFOLIO MANAGER'S PROFILE
-------------------------------------------------------------------------------

   PETER C. VAREAM IS VICE PRESIDENT OF MFS INVESTMENT MANAGEMENT(R) (MFS(R)) AND MANAGES THE INVESTMENT-GRADE BOND, GOVERNMENT SECURITIES AND GLOBAL GOVERNMENTS PORTFOLIOS OF OUR MUTUAL FUNDS, VARIABLE ANNUITIES AND INSTITUTIONAL ACCOUNTS. HE IS A MEMBER OF THE MFS FIXED INCOME STRATEGY GROUP.

   PETER JOINED MFS IN 1992 AND BECAME A PORTFOLIO MANAGER IN 1993. PREVIOUSLY, HE WAS VICE PRESIDENT IN THE FIXED INCOME DEPARTMENT AT THE FIRST BOSTON CORP. FROM 1986 TO 1992. PRIOR TO THAT, HE SERVED AS A CORPORATE FINANCIAL ANALYST.

   PETER EARNED A BACHELOR'S DEGREE IN FINANCE FROM NEW YORK UNIVERSITY. HE IS A MEMBER OF THE LEHMAN BROTHERS INDEX ADVISORY COUNCIL.

   ALL PORTFOLIO MANAGERS AT MFS ARE SUPPORTED BY AN INVESTMENT STAFF OF OVER 160 PROFESSIONALS UTILIZING MFS ORIGINAL RESEARCH(R), A GLOBAL, COMPANY-ORIENTED, BOTTOM-UP PROCESS OF SELECTING SECURITIES.

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NUMBER OF SHAREHOLDERS

As of May 31, 2003, our records indicate that there are 6,192 registered shareholders and approximately 21,817 shareholders owning trust shares in "street" name, such as through brokers, banks, and other financial intermediaries.

If you are a "street" name shareholder and wish to directly receive our reports, which contain important information about the trust, please write or call:

        State Street Bank and Trust Company
        c/o MFS Service Center, Inc.
        P.O. Box 55024
        Boston, MA 02266-5024
        1-800-637-2304

OBJECTIVE: To provide a high level of current income.

NEW YORK STOCK EXCHANGE SYMBOL: MGF


In accordance with Section 23(c) of the Investment Company Act of 1940, the trust hereby gives notice that it may from time to time repurchase shares of the trust in the open market at the option of the Board of Trustees and on such terms as the Trustees shall determine.

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   PERFORMANCE SUMMARY
-------------------------------------------------------------------------------

   (For the six months ended May 31, 2003)

   NET ASSET VALUE PER SHARE
   November 30, 2002                                                 $7.49
   May 31, 2003                                                      $7.73

   NEW YORK STOCK EXCHANGE PRICE
   November 30, 2002                                                 $6.77
   May 23, 2003 (high)*                                              $7.13
   December 2, 2002 (low)*                                           $6.73
   May 31, 2003                                                      $7.08

   * For the period December 1, 2002 through May 31, 2003.

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NOTES TO PERFORMANCE SUMMARY

All results are historical. Investment return and principal value will fluctuate, and shares, when sold, may be worth more or less than their original cost. More recent returns may be more or less than those shown. Past performance is no guarantee of future results.

KEY RISK CONSIDERATIONS

Investments in foreign and/or emerging market securities may be unfavorably affected by interest-rate and currency-exchange-rate changes as well as by market, economic, and political conditions of the countries where investments are made. There may be greater returns but also greater risk than with U.S. investments.

The portfolio may invest in derivative securities which may include futures and options. These types of instruments can increase price fluctuation.

As a nondiversified portfolio, the portfolio invests in a limited number of companies and may have more risk because a change in one security's value may have a more significant effect on the portfolio's net asset value. An investment in the portfolio is not a complete investment program.

Government guarantees apply to the underlying securities only and not to the prices and yields of the portfolio.

These risks may increase share price volatility. Please see the prospectus for further information on these and other risk considerations.

DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN

MFS offers a Dividend Reinvestment and Cash Purchase Plan that allows you to reinvest either all of the distributions paid by the trust or only the long-term capital gains. Purchases are made at the market price unless that price exceeds the net asset value (the shares are trading at a premium). If the shares are trading at a premium, purchases will be made at a discounted price of either the net asset value or 95% of the market price, whichever is greater. Twice each year you can also buy shares. Investments in any amount over $100 can be made in January and July on the 15th of the month or shortly thereafter.

If your shares are in the name of a brokerage firm, bank, or other nominee, you can ask the firm or nominee to participate in the plan on your behalf. If the nominee does not offer the plan, you may wish to request that your shares be re-registered in your own name so that you can participate.

There is no service charge to reinvest distributions, nor are there brokerage charges for shares issued directly by the trust. However, when shares are bought on the New York Stock Exchange or otherwise on the open market, each participant pays a pro rata share of the commissions. The automatic reinvestment of distributions does not relieve you of any income tax that may be payable (or required to be withheld) on the distributions.

To enroll in or withdraw from the plan, or if you have any questions, call 1-800-637-2304 any business day from 8 a.m. to 8 p.m. Eastern time. Please have available the name of the trust and your account and Social Security numbers. For certain types of registrations, such as corporate accounts, instructions must be submitted in writing. Please call for additional details. When you withdraw, you can receive the value of the reinvested shares in one of two ways: a check for the value of the full and fractional shares, or a certificate for the full shares and a check for the fractional shares.

PORTFOLIO OF INVESTMENTS (Unaudited) -- May 31, 2003

Bonds - 96.8%
--------------------------------------------------------------------------------------------------------------
                                                                        PRINCIPAL AMOUNT
ISSUER                                                                     (000 OMITTED)                VALUE
--------------------------------------------------------------------------------------------------------------
U.S. Bonds - 82.7%
U.S. Government Agencies - 55.0%
Federal Home Loan Mortgage Corp., 2.875s, 2005                                $    2,096         $  2,158,738
Federal Home Loan Mortgage Corp., 3.875s, 2005                                     5,179            5,188,441
Federal Home Loan Mortgage Corp., 7.5s, 2027 - 2028                                  845              900,260
Federal National Mortgage Assn., 5.5s, 2017                                       11,774           12,204,305
Federal National Mortgage Assn., 6s, 2008 - 2032                                  23,388           24,624,960
Federal National Mortgage Assn., 6.5s, 2016 - 2032                                51,673           53,960,217
Federal National Mortgage Assn., 6.956s, 2007                                      5,143            5,886,509
Federal National Mortgage Assn., 7s, 2032                                          6,469            6,814,913
Federal National Mortgage Assn., 8.5s, 2027                                       10,100           11,794,253
Federal National Mortgage Assn. TBA 15, 5s, 2018                                   4,300            4,437,063
Federal National Mortgage Assn. TBA 30, 5.5s, 2033                                10,617           10,965,365
Federal National Mortgage Assn. TBA 30, 6s, 2033                                  37,900           39,250,187
Financing Corp., 10.7s, 2017                                                       4,095            6,932,540
Financing Corp., 9.8s, 2018                                                        4,350            6,969,087
Financing Corp., 10.35s, 2018                                                      6,820           11,381,680
Government National Mortgage Assn., 6.5s, 2028 - 2032                             12,442           13,064,573
Government National Mortgage Assn., 7.5s, 2022 - 2032                              3,820            4,040,553
Private Export Funding Corp., 7.01s, 2004                                          3,380            3,559,265
Small Business Administration, 8.875s, 2011                                          633              692,801
Small Business Administration, 6.34s, 2021                                         1,802            2,029,076
Small Business Administration, 6.35s, 2021                                         2,327            2,620,912
Small Business Administration, 6.44s, 2021                                         1,878            2,122,731
Small Business Administration, 6.625s, 2021                                        1,871            2,130,827
Student Loan Marketing Assn., 5.25s, 2006                                          3,205            3,511,834
U.S. Department Housing & Urban Development, 6.36s, 2016                           1,580            1,850,575
U.S. Department Housing & Urban Development, 6.59s, 2016                           5,612            6,425,241
                                                                                                 ------------
                                                                                                 $245,516,906
--------------------------------------------------------------------------------------------------------------
U.S. Treasury Obligations - 27.7%
Principal Stripped Payments, 0s, 2023                                         $    2,036         $    802,738
U.S. Treasury Bonds, 12.375s, 2004                                                 2,178            2,408,646
U.S. Treasury Bonds, 10.375s, 2009 - 2012###                                      14,600           18,314,283
U.S. Treasury Bonds, 9.25s, 2016                                                  26,500           41,219,928
U.S. Treasury Bonds, 8.875s, 2017                                                  6,000            9,233,436
U.S. Treasury Bonds, 5.25s, 2028                                                  12,720           14,232,980
U.S. Treasury Bonds, 3.375s, 2032                                                  1,228            1,536,342
U.S. Treasury Notes, 3s, 2007                                                      3,755            3,895,959
U.S. Treasury Notes, 3.25s, 2007                                                  11,853           12,436,393
U.S. Treasury Notes, 3.375s, 2007                                                  9,640           10,579,571
U.S. Treasury Notes, 4.75s, 2008                                                   4,010            4,481,331
U.S. Treasury Notes, 3.625s, 2013                                                  4,517            4,620,399
                                                                                                 ------------
                                                                                                 $123,762,006
--------------------------------------------------------------------------------------------------------------
Total U.S. Bonds                                                                                 $369,278,912
--------------------------------------------------------------------------------------------------------------

Foreign Bonds - 14.1%
Austria - 0.7%
Republic of Austria, 5.5s, 2007                                              EUR   1,204         $  1,570,781
Republic of Austria, 4.65s, 2018                                                   1,424            1,753,048
                                                                                                 ------------
                                                                                                 $  3,323,829
--------------------------------------------------------------------------------------------------------------
Belgium - 0.4%
Kingdom of Belgium, 3.75s, 2009                                              EUR     500         $    607,349
Kingdom of Belgium, 5s, 2012                                                         810            1,047,531
                                                                                                 ------------
                                                                                                 $  1,654,880
--------------------------------------------------------------------------------------------------------------
Bulgaria - 0.2%
Republic of Bulgaria, 8.25s, 2015##                                           $      728         $    866,320
--------------------------------------------------------------------------------------------------------------
Canada - 1.7%
Government of Canada, 5.25s, 2008                                             $    2,735         $  3,120,785
Government of Canada, 5.5s, 2009                                             CAD   2,075            1,635,147
Government of Canada, 5.5s, 2010                                                   1,957            1,543,103
Government of Canada, 5.25s, 2012                                                  1,590            1,233,031
                                                                                                 ------------
                                                                                                 $  7,532,066
--------------------------------------------------------------------------------------------------------------
Chile - 0.1%
HQI Transelec Chile S.A., 7.875s, 2011 (Utilities - Electric)                 $      314         $    364,323
--------------------------------------------------------------------------------------------------------------
Denmark - 0.9%
Kingdom of Denmark, 7s, 2007                                                 DKK   7,938         $  1,465,437
Kingdom of Denmark, 5s, 2013                                                      12,912            2,225,261
Nordea Kredit Realkredit, 5s, 2035 (Residential Mortgage-Backed)                   2,780              433,031
                                                                                                 ------------
                                                                                                 $  4,123,729
--------------------------------------------------------------------------------------------------------------
Dominican Republic - 0.3%
Dominican Republic, 9.5s, 2006##                                              $      601         $    582,970
Dominican Republic, 9.04s, 2013##                                                    889              844,550
                                                                                                 ------------
                                                                                                 $  1,427,520
--------------------------------------------------------------------------------------------------------------
Finland - 0.8%
Republic of Finland, 2.75s, 2006                                             EUR     434         $    514,868
Republic of Finland, 3s, 2008                                                        466              549,597
Republic of Finland, 5.375s, 2013                                                  1,897            2,525,561
                                                                                                 ------------
                                                                                                 $  3,590,026
--------------------------------------------------------------------------------------------------------------
France - 0.6%
Republic of France, 4.75s, 2012                                              EUR   1,423         $  1,807,979
Republic of France, 5s, 2016                                                         509              651,348
                                                                                                 ------------
                                                                                                 $  2,459,327
--------------------------------------------------------------------------------------------------------------
Germany - 0.7%
Federal Republic of Germany, 4.75s, 2008                                     EUR   1,635         $  2,082,716
Federal Republic of Germany, 4s, 2009                                                980            1,203,505
                                                                                                 ------------
                                                                                                 $  3,286,221
--------------------------------------------------------------------------------------------------------------
Ireland - 0.8%
Republic of Ireland, 4.25s, 2007                                             EUR     996         $  1,239,609
Republic of Ireland, 5s, 2013                                                      1,319            1,704,697
Republic of Ireland, 4.6s, 2016                                                      440              542,002
                                                                                                 ------------
                                                                                                 $  3,486,308
--------------------------------------------------------------------------------------------------------------
Italy - 0.5%
Republic of Italy, 4.5s, 2007                                                EUR   1,501         $  1,881,458
Republic of Italy, 4.75s, 2013                                                       351              443,854
                                                                                                 ------------
                                                                                                 $  2,325,312
--------------------------------------------------------------------------------------------------------------
Kazakhstan
Kaztransoil Co., 8.5s, 2006 (Oil Services)##                                  $       50         $     53,375
--------------------------------------------------------------------------------------------------------------
Malaysia - 0.2%
Petroliam Nasional Berhad, 7.75s, 2015                                        $      766         $    941,495
--------------------------------------------------------------------------------------------------------------
Mexico - 1.4%
BBVA Bancomer, 10.5s, 2011 (Banks & Credit Cos.)##                            $    1,502         $  1,719,790
Pemex Project Funding Master Trust, 9.125s, 2010                                     184              224,480
Petroleos Mexicanos, 9.375s, 2008 (Oil Services)                                   1,072            1,310,520
United Mexican States, 11.375s, 2016                                                 489              716,385
United Mexican States, 8.125s, 2019                                                1,040            1,209,000
United Mexican States, 11.5s, 2026                                                   796            1,214,696
                                                                                                 ------------
                                                                                                 $  6,394,871
--------------------------------------------------------------------------------------------------------------
Netherlands - 0.7%
Kingdom of Netherlands, 3.75s, 2009                                          EUR     360         $    436,931
Kingdom of Netherlands, 5s, 2012                                                   1,966            2,541,646
                                                                                                 ------------
                                                                                                 $  2,978,577
--------------------------------------------------------------------------------------------------------------
New Zealand - 0.7%
Government of New Zealand, 7s, 2009                                          NZD   2,754         $  1,731,653
Government of New Zealand, 6.5s, 2013                                              1,994            1,246,429
                                                                                                 ------------
                                                                                                 $  2,978,082
--------------------------------------------------------------------------------------------------------------
Norway - 0.3%
Kingdom of Norway, 5.5s, 2009                                                NOK   2,655         $    418,231
Kingdom of Norway, 6.5s, 2013                                                      4,248              723,149
                                                                                                 ------------
                                                                                                 $  1,141,380
--------------------------------------------------------------------------------------------------------------
Panama - 0.2%
Republic of Panama, 9.375s, 2029                                              $      817         $    931,380
--------------------------------------------------------------------------------------------------------------
Portugal
Republic of Portugal, 5.45s, 2013                                            EUR     145         $    193,045
--------------------------------------------------------------------------------------------------------------
Russia - 0.4%
Ministry of Finance, 3s, 2008                                                 $      140         $    128,800
Ministry of Finance, 12.75s, 2028                                                    441              746,833
Mobile Telesystems Finance S.A., 9.75s, 2008
  (Telecommunications - Wireless)##                                                  865              942,850
                                                                                                 ------------
                                                                                                 $  1,818,483
--------------------------------------------------------------------------------------------------------------
Spain - 1.8%
Kingdom of Spain, 7s, 2005                                                    $    3,600         $  3,980,898
Kingdom of Spain, 5.35s, 2011                                                EUR   2,910            3,856,681
                                                                                                 ------------
                                                                                                 $  7,837,579
--------------------------------------------------------------------------------------------------------------
Sweden - 0.2%
Kingdom of Sweden, 8s, 2007                                                  SEK   1,625         $    245,991
Kingdom of Sweden, 5.25s, 2011                                                     3,955              549,663
                                                                                                 ------------
                                                                                                 $    795,654
--------------------------------------------------------------------------------------------------------------
United Kingdom - 0.5%
United Kingdom Treasury, 7.25s, 2007                                         GBP     106         $    198,953
United Kingdom Treasury, 5.75s, 2009                                               1,239            2,245,093
                                                                                                 ------------
                                                                                                 $  2,444,046
--------------------------------------------------------------------------------------------------------------
Total Foreign Bonds                                                                              $ 62,947,828
--------------------------------------------------------------------------------------------------------------
Total Bonds (Identified Cost, $404,575,180)                                                      $432,226,740
--------------------------------------------------------------------------------------------------------------
Rights
--------------------------------------------------------------------------------------------------------------
                                                                                  SHARES
--------------------------------------------------------------------------------------------------------------
Mexico - Value Recovery Rights (Identified Cost, $0)                           1,354,000         $      5,552
--------------------------------------------------------------------------------------------------------------
Collateral for Securities Loaned - 1.8%
--------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Identified Cost              $8,077,265         $  8,077,265
--------------------------------------------------------------------------------------------------------------

Short-Term Obligations - 4.8%
--------------------------------------------------------------------------------------------------------------
                                                                        PRINCIPAL AMOUNT
                                                                           (000 OMITTED)
--------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Discount Notes, due 6/02/03,
  at Amortized Cost                                                           $   21,194         $ 21,193,264
--------------------------------------------------------------------------------------------------------------
Repurchase Agreement - 10.0%
--------------------------------------------------------------------------------------------------------------
Merrill Lynch, dated 05/30/03, due 06/02/03, total to be received
  $44,646,836 (secured by various U.S. Treasury and Federal Agency
  obligations in a jointly traded account), at Cost                           $   44,642         $ 44,642,000
--------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $478,487,709)                                                $506,144,821
Other Assets, Less Liabilities - (13.4)%                                                          (59,831,952)
--------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                              $446,312,869
--------------------------------------------------------------------------------------------------------------
 ## SEC Rule 144A restriction.

### Security segregated as collateral for an open futures contract.

Abbreviations have been used throughout this report to indicate amounts shown in currencies other than the U.S. Dollar. A list of abbreviations is shown below:
      AUD = Australian Dollars          GBP = British Pounds
      CAD = Canadian Dollars            NOK = Norwegian Kroner
      DKK = Danish Kroner               NZD = New Zealand Dollars
      EUR = Euro                        SEK = Swedish Kronor

See notes to financial statements.

Financial Statements

Statement of Assets and Liabilities (Unaudited)
-------------------------------------------------------------------------------
MAY 31, 2003
-------------------------------------------------------------------------------
Assets:
  Investments, at value, including $7,919,517 of
    securities on loan (identified cost, $478,487,709)             $506,144,821
  Cash                                                                   36,058
  Receivable for forward foreign currency exchange contracts            242,244
  Receivable for investments sold                                     1,649,477
  Interest receivable                                                 4,289,414
  Receivable for daily variation margin on open futures
    contracts                                                             1,406
                                                                   ------------
      Total assets                                                 $512,363,420
                                                                   ------------
Liabilities:
  Payable for investments purchased                                $  1,353,176
  Payable for TBA purchase commitments                               54,447,548
  Collateral for securities loaned, at value                          8,077,265
  Payable to dividend disbursing agent                                  114,224
  Payable for forward foreign currency exchange contracts             1,598,456
  Payable to affiliates -
    Management fee                                                       13,575
    Administrative fee                                                      429
  Accrued expenses and other liabilities                                445,878
                                                                   ------------
      Total liabilities                                            $ 66,050,551
                                                                   ------------
Net assets                                                         $446,312,869
                                                                   ------------

Net assets consist of:
  Paid-in capital                                                  $453,836,348
  Unrealized appreciation on investments and translation of
    assets and liabilities in foreign currencies                     26,004,159
  Accumulated net realized loss on investments and foreign
    currency transactions                                           (29,817,970)
  Accumulated net investment loss                                    (3,709,668)
                                                                   ------------
      Total                                                        $446,312,869
                                                                   ------------

Shares of beneficial interest outstanding
  (62,874,486 shares authorized, less 5,104,331 treasury shares)    57,770,155
                                                                    ----------

Net asset value per share
  (net assets / shares of beneficial interest outstanding)            $7.73
                                                                      -----

See notes to financial statements.

Statement of Operations (Unaudited)
-------------------------------------------------------------------------------
SIX MONTHS ENDED MAY 31, 2003
-------------------------------------------------------------------------------
Net investment income:
  Interest income                                                   $ 9,682,774
  Dividends                                                               3,874
                                                                    -----------
      Total investment income                                       $ 9,686,648
                                                                    -----------
  Expenses -
    Management fee                                                  $ 1,340,311
    Trustees' compensation                                               47,655
    Transfer and dividend disbursing agent fee                           59,389
    Administrative fee                                                   31,872
    Investor communication expense                                       80,814
    Custodian fee                                                       106,336
    Postage                                                              17,883
    Auditing fees                                                        22,225
    Printing                                                             16,636
    Legal fees                                                            1,756
    Miscellaneous                                                        76,803
                                                                    -----------
      Total expenses                                                $ 1,801,680
    Fees paid indirectly                                                 (4,555)
                                                                    -----------
      Net expenses                                                  $ 1,797,125
                                                                    -----------
        Net investment income                                       $ 7,889,523
                                                                    -----------
Realized and unrealized gain on investments:
  Realized gain (loss) (identified cost basis) -

    Investment transactions                                         $ 8,103,803
    Futures contracts                                                    48,724
    Foreign currency transactions                                    (3,693,131)
                                                                    -----------
      Net realized gain on investments and foreign currency
        transactions                                                $ 4,459,396
                                                                    -----------

  Change in unrealized appreciation (depreciation) -
    Investments                                                     $13,474,407
    Futures contracts                                                  (395,651)
    Translation of assets and liabilities in foreign
    currencies                                                         (984,802)
                                                                    -----------
      Net unrealized gain on investments and foreign
        currency translation                                        $12,093,954
                                                                    -----------
        Net realized and unrealized gain on investments and
          foreign currency                                          $16,553,350
                                                                    -----------
            Increase in net assets from operations                  $24,442,873
                                                                    -----------
See notes to financial statements.

FINANCIAL STATEMENTS -- continued

Statement of Changes in Net Assets
----------------------------------------------------------------------------------------------------------
                                                            SIX MONTHS ENDED
                                                                MAY 31, 2003                    YEAR ENDED
                                                                 (UNAUDITED)             NOVEMBER 30, 2002
----------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
From operations -
  Net investment income                                         $  7,889,523                  $ 21,544,996
  Net realized gain on investments and foreign currency
    transactions                                                   4,459,396                     8,783,757
  Net unrealized gain on investments and foreign currency
    translation                                                   12,093,954                     3,139,378
                                                                ------------                  ------------
      Increase in net assets from operations                    $ 24,442,873                  $ 33,468,131
                                                                ------------                  ------------
Distributions declared to shareholders -
  From net investment income                                    $(10,929,486)                 $(21,544,996)
  In excess of net investment income                                    --                      (3,121,476)
                                                                ------------                  ------------
      Total distributions declared to shareholders              $(10,929,486)                 $(24,666,472)
                                                                ------------                  ------------
Cost of shares reacquired                                       $   (824,480)                 $(11,350,955)
                                                                ------------                  ------------
      Total increase (decrease) in net assets                   $ 12,688,907                  $ (2,549,296)
Net assets:
  At beginning of period                                         433,623,962                   436,173,258
                                                                ------------                  ------------
  At end of period (including accumulated net investment
    loss of $3,709,668 and $669,705, respectively)              $446,312,869                  $433,623,962
                                                                ------------                  ------------

See notes to financial statements.

FINANCIAL STATEMENTS -- continued

The financial highlights table is intended to help you understand the trust's financial performance for the semiannual period and the past 5 fiscal years (or, if shorter, the period of the trust's operation). Certain information reflects financial results for a single trust share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the trust (assuming reinvestment of all distributions).

Financial Highlights
-------------------------------------------------------------------------------------------------------------------------------
                                                                                YEAR ENDED NOVEMBER 30,
                             SIX MONTHS ENDED         -------------------------------------------------------------------------
                                 MAY 31, 2003              2002            2001             2000            1999           1998
                                  (UNAUDITED)
-------------------------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding
  throughout each year):
Net asset value - beginning of year    $ 7.49            $ 7.32          $ 7.01           $ 6.94          $ 7.50         $ 7.41
                                       ------            ------          ------           ------          ------         ------
Income from investment operations#(S) -
  Net investment income                $ 0.14            $ 0.37          $ 0.42           $ 0.44          $ 0.43         $ 0.46
  Net realized and unrealized
    gain (loss) on investments
    and foreign currency                 0.29              0.20            0.31             0.06           (0.58)          0.08
                                       ------            ------          ------           ------          ------         ------
      Total from investment
        operations                     $ 0.43            $ 0.57          $ 0.73           $ 0.50          $(0.15)        $ 0.54
                                       ------            ------          ------           ------          ------         ------
Less distributions declared to shareholders -
  From net investment income           $(0.19)           $(0.37)         $(0.43)          $(0.29)         $(0.40)        $(0.46)
  In excess of net investment
    income                               --               (0.05)           --               --              --            (0.01)
  From paid-in capital                   --                --              --              (0.20)          (0.06)          --
                                       ------            ------          ------           ------          ------         ------
      Total distributions
        declared to shareholders       $(0.19)           $(0.42)         $(0.43)          $(0.49)         $(0.46)        $(0.47)
                                       ------            ------          ------           ------          ------         ------
Net increase from repurchase of
  capital shares                       $ 0.00+++         $ 0.02          $ 0.01           $ 0.06          $ 0.05         $ 0.02
                                       ------            ------          ------           ------          ------         ------
Net asset value - end of year          $ 7.73            $ 7.49          $ 7.32           $ 7.01          $ 6.94         $ 7.50
                                       ------            ------          ------           ------          ------         ------
Per share market value - end of
  year                                 $ 7.08            $ 6.77          $ 6.59           $ 6.19          $ 5.81         $ 6.56
                                       ------            ------          ------           ------          ------         ------
Total return at market value             7.41%++           9.31%          13.56%           15.24%          (4.80)%         4.21%
Ratios (to average net assets)/
 Supplemental data:
  Expenses##                             0.82%+            0.87%           0.90%            0.94%           0.92%          0.89%
  Net investment income(S)               3.61%+            4.98%           5.82%            6.35%           6.00%          6.14%
Portfolio turnover                         65%              123%            105%             151%            102%           253%
Net assets at end of year
  (000 Omitted)                      $446,313          $433,624        $436,173         $422,025        $447,178       $511,861

  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
(S) As required, effective December 1, 2001, the trust has adopted the provisions of the AICPA Audit and Accounting Guide for
    Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended November
    30, 2002 was to decrease net investment income per share by $0.02, increase net realized and unrealized gains and losses per share by $0.02, and decrease the ratio of net investment income to average net assets by 0.33%. Per share, ratios, and supplemental data for periods prior to December 1, 2001 have not been restated to reflect this change in presentation.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(1) Business and Organization
MFS Government Markets Income Trust (the trust) is a non-diversified Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company.

(2) Significant Accounting Policies
General - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The trust can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

Investment Valuations - Bonds and other fixed income securities (other than short-term obligations) of U.S. issuers in the trust's portfolio are valued at an evaluated bid price on the basis of quotes from brokers and dealers or on the basis of valuations furnished by a pricing service. Prices obtained from pricing services utilize both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Forward contracts will be valued using a pricing model taking into consideration market data from an external pricing source. Use of the pricing services has been approved by the Board of Trustees. All other securities (other than short-term obligations), including futures contracts in the trust's portfolio for which the principal market is one or more securities or commodities exchanges (whether domestic or foreign) will be valued at the last reported sale price or at the settlement price prior to the determination (or if there has been no current sale, at the closing bid price) on the primary exchange on which such securities, or futures contracts are traded; but if a securities exchange is not the principal market for securities, such securities will, if market quotations are readily available, be valued at current bid prices. Short-term obligations in the trust's portfolio are valued at amortized cost, which constitutes fair value as determined by the Board of Trustees. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. Portfolio investments for which market quotations are not readily available, or whose values have been materially affected by events occurring after the close of their primary markets, are valued at fair value as determined in good faith by or at the direction of the Board of Trustees.

Repurchase Agreements - The trust may enter into repurchase agreements with institutions that the trust's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The trust requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the trust to obtain those securities in the event of a default under the repurchase agreement. The trust monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the trust under each such repurchase agreement. The trust, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Foreign Currency Translation - Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Futures Contracts - The trust may enter into futures contracts for the delayed delivery of securities or currency, or contracts based on financial indices at a fixed price on a future date. In entering such contracts, the trust is required to deposit with the broker either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the trust each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the trust. The trust's investment in futures contracts is designed to hedge against anticipated future changes in interest or exchange rates or securities prices. Investments in interest rate futures for purposes other than hedging may be made to modify the duration of the portfolio without incurring the additional transaction costs involved in buying and selling the underlying securities. Investments in currency futures for purposes other than hedging may be made to change the fund's (trust, series) relative position in one or more currencies without buying and selling portfolio assets. Investments in index contracts or contracts on related options for purposes other than hedging, may be made when the trust has cash on hand and wishes to participate in anticipated market appreciation while the cash is being invested. Should interest or exchange rates or securities prices move unexpectedly, the trust may not achieve the anticipated benefits of the futures contracts and may realize a loss.

Security Loans - State Street Bank and Trust Company ("State Street"), as lending agent, may loan the securities of the trust to certain qualified institutions (the "Borrowers") approved by the trust. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the trust with indemnification against Borrower default. The trust bears the risk of loss with respect to the investment of cash collateral.

Cash collateral is invested in short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the trust and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the trust and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Forward Foreign Currency Exchange Contracts - The trust may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The trust may enter into forward foreign currency exchange contracts for hedging purposes as well as for non-hedging purposes. For hedging purposes, the trust may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. The trust may also use contracts in a manner intended to protect foreign currency-denominated securities from declines in value due to unfavorable exchange rate movements. For non-hedging purposes, the trust may enter into contracts with the intent of changing the relative exposure of the trust's portfolio of securities to different currencies to take advantage of anticipated changes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. On contract settlement date, the gains or losses are recorded as realized gains or losses on foreign currency transactions.

Investment Transactions and Income - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Some securities may be purchased on a "when-issued" or "forward delivery" basis, which means that the securities will be delivered to the trust at a future date, usually beyond customary settlement time. The trust may enter in TBA purchase commitments to purchase securities for a fixed unit price at a future date. Although the unit price has been established, the principal value has not been finalized. However, the principal amount of the commitments will not fluctuate more than 1.0%. The trust holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the trust may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which is in addition to the risk of decline in the value of the trusts' other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Investment Valuations" above. The trust may enter into "TBA" (to be announced) sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction.

Fees Paid Indirectly - The trust's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the trust. This amount is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions - The trust's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The trust distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for currency transactions, mortgage-backed securities, derivatives, capital losses and amortization and accretion on debt securities.

The tax character of distributions declared for the years ended November 30, 2002 and November 30, 2001 was as follows:

                                         NOVEMBER 30, 2002     NOVEMBER 30, 2001
--------------------------------------------------------------------------------
Distributions declared from:
  Ordinary income                              $24,666,472           $24,788,702
  Long-term capital gain                            --                   793,612
                                               -----------           -----------
Total distributions declared                   $24,666,472           $25,582,314
                                               -----------           -----------

As of November 30, 2002, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

          Undistributed ordinary income             $    313,291
          Capital loss carryforward                  (29,788,263)
          Unrealized appreciation                      9,384,343
          Other temporary differences                 (1,243,845)

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration on:

          EXPIRATION DATE
          ------------------------------------------------------
          November 30, 2002                         $ (3,190,833)
          November 30, 2004                             (196,662)
          November 30, 2005                           (8,818,381)
          November 30, 2007                          (11,594,208)
          November 30, 2008                           (5,988,179)
                                                    ------------
            Total                                   $(29,788,263)
                                                    ------------

(3) Transactions with Affiliates
Investment Adviser - The trust has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.32% of the trust's average daily net assets and 5.33% of investment income.

The trust pays compensation to the Independent Trustees ("Trustees") in the form of both a retainer and attendance fees, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the trust, all of whom receive remuneration for their services to the trust from MFS. Certain officers and Trustees of the trust are officers or directors of MFS and MFS Service Center, Inc. (MFSC). On January 1, 2002, the Trustees terminated the Independent Trustee unfunded defined benefit plan for active Trustees and converted it to an unfunded retirement benefit deferral plan for active Trustees. Under the new plan, the unfunded pension liability was converted into an equivalent value of notional shares of the trust that will fluctuate with the performance of the trust. Included in Trustees' compensation is a net increase of $9,107 as a result of the change in the trust's pension liability under this plan and a pension expense of $7,886 for inactive trustees for the six months ended May 31, 2003.

Administrator - The trust has an administrative services agreement with MFS to provide the fund trust with certain financial, legal, shareholder communications, compliance, and other administrative services. As a partial reimbursement for the cost of providing these services, the trust pays MFS an administrative fee at the following annual percentages of the fund's trust's average daily net assets:

          First $2 billion                        0.0175%
          Next $2.5 billion                       0.0130%
          Next $2.5 billion                       0.0005%
          In excess of $7 billion                 0.0000%

Transfer Agent - MFSC acts as registrar and dividend disbursing agent for the Trust. The agreement provides that the Trust will pay MFSC an account maintenance fee of no more than $9.00 and a dividend services fee of $0.75 per reinvestment and will reimburse MFSC for reasonable out-of-pocket expenses.

(4) Portfolio Securities
Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

                                                     PURCHASES            SALES
-------------------------------------------------------------------------------
U.S. government securities                        $229,458,516     $217,103,050
                                                  ------------     ------------
Investments (non-U.S. government securities)      $ 41,253,340     $ 57,516,582
                                                  ------------     ------------

The cost and unrealized appreciation and depreciation in the value of the investments owned by the trust, as computed on a federal income tax basis, are as follows:

Aggregate cost                                                    $484,159,962
                                                                  ------------
Gross unrealized appreciation                                     $ 23,091,863
Gross unrealized depreciation                                       (1,107,004)
                                                                  ------------
    Net unrealized appreciation                                   $ 21,984,859
                                                                  ------------

(5) Shares of Beneficial Interest
The trust's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. The Trustees have authorized 62,874,486 full and fractional shares of beneficial interest and have authorized the repurchase by the trust of up to 10% of its own shares of beneficial interest. The trust repurchased 119,200 shares of beneficial interest during the six months ended May 31, 2003 at an average price per share of $6.92 and a weighted average discount of 8.45% per share. The trust repurchased 1,733,400 shares of beneficial interest during the year ended November 30, 2002, at an average price per shares of $6.55 and a weighted average discount of 9.44% per share. Transactions in trust shares were as follows:

                                SIX MONTHS ENDED                 YEAR ENDED
                                  MAY 31, 2003               NOVEMBER 30, 2002
                              ---------------------   -------------------------
                                SHARES      AMOUNT        SHARES         AMOUNT
-------------------------------------------------------------------------------
Treasury shares reacquired    (119,200)  $(824,480)   (1,733,400)  $(11,350,955)
                              --------   ---------    ----------   ------------

(6) Line of Credit
The trust and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate. A commitment fee of $1,700 which is based on the average daily unused portion of the line of credit is included in miscellaneous expense. The trust had no significant borrowings during the period.

(7) Financial Instruments
The trust trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include forward foreign currency exchange contracts and futures contracts. The notional or contractual amounts of these instruments represent the investment the trust has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Forward Foreign Currency Exchange Contracts
                                                                                                            NET
                                                                                                     UNREALIZED
                                        CONTRACTS TO                              CONTRACTS        APPRECIATION
SETTLEMENT DATE                      DELIVER/RECEIVE       IN EXCHANGE FOR         AT VALUE      (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------
SALES
6/16/2003                           AUD    1,714,632           $ 1,055,404      $ 1,115,670        $   (60,266)
6/16/2003                           CAD    5,608,016             3,938,931        4,089,493           (150,562)
6/16/2003                           DKK   22,644,085             3,339,836        3,587,053           (247,217)
6/16/2003 - 6/30/2003               EUR   12,658,096            14,052,129       14,879,406           (827,277)
6/16/2003                           GBP    1,344,250             2,110,473        2,200,646            (90,173)
6/16/2003                           NOK    7,811,029             1,117,799        1,166,003            (48,204)
6/16/2003                           NZD    5,100,149             2,853,642        2,933,871            (80,229)
6/16/2003                           SEK   10,456,458             1,252,121        1,346,649            (94,528)
                                                                ----------       ----------          ---------
                                                               $29,720,335      $31,318,791        $(1,598,456)
                                                                ----------       ----------          ---------
PURCHASES
6/16/2003                           AUD    3,466,132           $ 2,238,784      $ 2,255,329        $    16,545
6/16/2003                           CAD    1,258,987               909,162          918,082              8,920
6/16/2003 - 6/30/2003               EUR    4,390,417             4,955,088        5,160,875            205,787
6/16/2003                           NOK      662,251                98,696           98,859                163
6/16/2003                           SEK    6,342,572               806,008          816,837             10,829
                                                               -----------      -----------        -----------
                                                               $ 9,007,738      $ 9,249,982        $   242,244
                                                               -----------      -----------        -----------

Futures Contracts

                                                                                                    UNREALIZED
DESCRIPTION                                   EXPIRATION        CONTRACTS         POSITION        APPRECIATION
--------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes 10 Yr. Futures             June 2003               90            Short              $1,406
                                                                                                        ------
                                                                                                        $1,406
                                                                                                        ------

At May 31, 2003, the trust had sufficient cash and/or securities to cover any margin requirements under these contracts.

(8) Change in Accounting Principle
As required, effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. Prior to December 1, 2001, the fund did not amortize premium on debt securities. The cumulative effect of this accounting change had no impact on total net assets of the fund, but resulted in a $4,368,448 decrease in cost of securities and a corresponding $4,368,448 increase in net unrealized appreciation, based on securities held by the fund on December 1, 2001.

The effect of this change for the year ended November 30, 2002 was to decrease net investment income by $1,420,001, increase net unrealized appreciation by $418,264, and increase net realized gains by $1,001,737. The Statement of Changes in Net Assets and Financial Highlights for prior periods has not been restated to reflect this change in presentation.

MFS(R) GOVERNMENT MARKETS INCOME TRUST

The following tables present certain information regarding the Trustees and officers of the Trust, including their principal occupations, which, unless specific dates are shown, are of more than five years' duration, although the titles may not have been the same throughout.

                                      NAME, AGE, POSITION WITH THE TRUST,
                               PRINCIPAL OCCUPATION, AND OTHER DIRECTORSHIPS(1)

INTERESTED TRUSTEES
JEFFREY L. SHAMES(2) (born 06/02/55)                     ABBY M. O'NEILL (born 04/27/28)
Chairman                                                 Trustee
Massachusetts Financial Services Company, Chairman       Private investor; Rockefeller Financial Services,
                                                         Inc. (investment advisers), Chairman and Chief
JOHN W. BALLEN(2) (born 09/12/59)                        Executive Officer
Trustee and President
Massachusetts Financial Services Company, Chief          LAWRENCE T. PERERA (born 06/23/35) Trustee
Executive Officer and Director                           Hemenway & Barnes (attorneys),
                                                         Partner
KEVIN R. PARKE(2) (born 12/14/59)
Trustee                                                  WILLIAM J. POORVU (born 04/10/35)
Massachusetts Financial Services Company,                Trustee
President, Chief Investment Officer, and Director        Private investor; Harvard University Graduate
                                                         School of Business Administration, Class of 1961
INDEPENDENT TRUSTEES                                     Adjunct Professor in Entrepreneurship Emeritus;
                                                         CBL & Associates Properties, Inc. (real estate
LAWRENCE H. COHN, M.D. (born 03/11/37)                   investment trust), Director
Trustee
Brigham and Women's Hospital, Chief of Cardiac           J. DALE SHERRATT (born 09/23/38)
Surgery; Harvard Medical School, Professor of            Trustee
Surgery                                                  Insight Resources, Inc. (acquisition planning
                                                         specialists), President; Wellfleet Investments
WILLIAM R. GUTOW (born 09/27/41)                         (investor in health care companies), Managing
Trustee                                                  General Partner (since 1993); Cambridge
Private investor and real estate consultant;             Nutraceuticals (professional nutritional
Capitol Entertainment Management Company (video          products), Chief Executive Officer (until May
franchise), Vice Chairman                                2001)

J. ATWOOD IVES (born 05/01/36)                           ELAINE R. SMITH (born 04/25/46)
Trustee                                                  Trustee
Private investor; KeySpan Corporation (energy            Independent health care industry consultant
related services), Director; Eastern Enterprises
(diversified services company), Chairman, Trustee        WARD SMITH (born 09/13/30)
and Chief Executive Officer (until November 2000)        Trustee
                                                         Private investor

(1) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission
    (i.e., "public companies").
(2) "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the
    1940 Act) which is the principal federal law governing investment companies like the Trust. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.

OFFICERS
JEFFREY L. SHAMES (born 06/02/55)                        ROBERT R. FLAHERTY (born 09/18/63)
Chairman                                                 Assistant Treasurer
Massachusetts Financial Services Company, Chairman       Massachusetts Financial Services Company, Vice
                                                         President (since August 2000); UAM Fund Services,
JOHN W. BALLEN (born 09/12/59)                           Senior Vice President (prior to August 2000)
Trustee and President
Massachusetts Financial Services Company, Chief          RICHARD M. HISEY (born 08/29/58)
Executive Officer and Director                           Treasurer
                                                         Massachusetts Financial Services Company, Senior
JAMES R. BORDEWICK, JR. (born 03/06/59)                  Vice President (since July 2002); The Bank of New
Assistant Secretary and Assistant Clerk                  York, Senior Vice President (September 2000 to
Massachusetts Financial Services Company, Senior         July 2002); Lexington Global Asset Managers, Inc.,
Vice President and Associate General Counsel             Executive Vice President and Chief Financial
                                                         Officer, General Manager, Mutual Funds (prior to
STEPHEN E. CAVAN (born 11/06/53)                         September 2000)
Secretary and Clerk
Massachusetts Financial Services Company, Senior         ELLEN MOYNIHAN (born 11/13/57)
Vice President, General Counsel and Secretary            Assistant Treasurer
                                                         Massachusetts Financial Services Company, Vice
STEPHANIE A. DESISTO (born 10/01/53)                     President
Assistant Treasurer
Massachusetts Financial Services Company, Vice           JAMES O. YOST (born 06/12/60)
President (since April 2003); Brown Brothers             Assistant Treasurer
Harriman & Co., Senior Vice President (November          Massachusetts Financial Services Company, Senior
2002 to April 2003); ING Groep N.V./Aeltus               Vice President
Investment Management, Senior Vice President
(prior to November 2002)

The Trust holds annual shareholder meetings for the purpose of electing Trustees, and Trustees are elected for fixed terms. The Board of Trustees currently is divided into three classes, each having a term of three years.
Each year the term of one class expires. Each Trustee's term of office expires on the date of the third annual meeting following the election to office of the Trustee's class. Each Trustee will serve until next elected or his or her earlier death, resignation, retirement or removal.

Messrs. Shames, Cohn, Sherratt and Smith, and Ms. O'Neill have served in their capacity as Trustee of the
Trust continuously since originally elected or appointed. Messrs. Ballen, Gutow, Ives, Perera and Poorvu, and
Ms. Smith were elected by shareholders and have served as Trustees of the Trust since January 1, 2002. Mr.
Parke has served as Trustee of the Trust since January 1, 2002.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 112 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request, by calling 1-800-225-2606.

INVESTMENT ADVISER                                       TRANSFER AGENT, REGISTRAR, AND
Massachusetts Financial Services Company                 DIVIDEND DISBURSING AGENT
500 Boylston Street
Boston, MA 02116-3741                                    State Street Bank and Trust
                                                         Company
PORTFOLIO MANAGER                                        c/o MFS Service Center, Inc.
Peter C. Vaream+                                         P.O. Box 55024
                                                         Boston, MA 02205-5024
CUSTODIANS                                               1-800-637-2304
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

JP Morgan Chase Bank
One Chase Manhattan Plaza
New York, NY 10081


+ MFS Investment Management

MFS(R) GOVERNMENT MARKETS                                      ---------------
INCOME TRUST                                                      PRSRT STD
                                                                 U.S. POSTAGE
                                                                    PAID
                                                                     MFS
                                                               ---------------
[MFS LOGO]
INVESTMENT MANAGEMENT

500 Boylston Street
Boston, MA 02116-3741



(C)2003 MFS Investment Management(R).
500 Boylston Street, Boston, MA 02116.                       MGF-SEM  7/03  75M

ITEM 2.  CODE OF ETHICS.

Not applicable at this time. Applicable for annual reports filed for fiscal years ending on or after July 15, 2003.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time. Applicable for annual reports filed for fiscal years ending on or after July 15, 2003.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time. Applicable for annual reports filed for the first fiscal year ending after December 15, 2003.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

If applicable, not applicable at this time. Applicable for annual reports covering periods ending on or after the compliance date for the listing standards applicable to the particular issuer. Listed issuers must be in compliance with the new listing rules by the earlier of the registrant's first annual shareholders meeting after January 15, 2004 or October 31, 2004.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

If applicable, not applicable at this time. Applicable for annual reports filed on or after July 1, 2003.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information requir ed to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation.

ITEM 10.  EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

     (a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable.

     (b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

     [If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of
     Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.][The submission of Section 906 certifications has been proposed by the SEC, but has not yet been finalized. The SEC has encouraged issuers to submit Section 906 certifications as an exhibit to Form N-CSR until the final rule has been adopted. Please see Proposed Rule: Certification of Disclosure in Certain Exchange Act Reports, Release No. 33-8212 (March 21, 2003)].

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS GOVERNMENT MARKETS INCOME TRUST
             -------------------------------------------------------------------


By (Signature and Title)*  /s/ JOHN W. BALLEN
                           -----------------------------------------------------
                           John W. Ballen, President

Date:  July 24, 2003
       -------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)* /s/ JOHN W. BALLEN
                          ------------------------------------------------------
                          John W. Ballen, President
                          (Principal Executive Officer)

Date:  July 24, 2003
       -------------

By (Signature and Title)* /s/ RICHARD M. HISEY
                          ------------------------------------------------------
                          Richard M. Hisey, Treasurer
                          (Principal Financial Officer and Accounting Officer)

Date:  July 24, 2003
       -------------

* Print name and title of each signing officer under his or her signature.